As filed with the Securities and Exchange Commission on August 12, 2026.

File Nos. 333-208873 and 811-23124

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	158 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	161 [X]

Franklin Templeton ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X]	on September 11, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to the prospectus and statement of additional information (“SAI”) of the Franklin DATCO Index ETF, a new series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

PART A AND PART B

Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (“PEA 129”), relating only to the Franklin DATCO Index ETF a new series of the Registrant (the “Fund”), was filed on November 18, 2025 (Accession #0001655589-25-000173) pursuant to Rule 485(a)(2). Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 136 to the Registration Statement, relating only to the Fund, was filed on January 28, 2026 (Accession # 0001655589-26-000097) for the sole purpose of designating February 17, 2026, as the new effective date to Post-Effective Amendment No. 129. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 138 to the Registration Statement, relating only to the Fund, was filed on February 13, 2026 (Accession # 0001655589-26-000143) for the sole purpose of designating March 17, 2026, as the new effective date to Post-Effective Amendment No. 129. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 142 to the Registration Statement, relating only to the Fund, was filed on March 13, 2026 (Accession # 0001655589-26-000190) for the sole purpose of designating March 27, 2026, as the new effective date to Post-Effective Amendment No. 129. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 144 to the Registration Statement, relating only to the Fund, was filed on March 25, 2026 (Accession # 0001655589-26-000199) for the sole purpose of designating April 22, 2026, as the new effective date to Post-Effective Amendment No. 129. Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 147 to the Registration Statement, relating only to the Fund, was filed on April 20, 2026 (Accession # 0001655589-26-000549) for the sole purpose of designating May 20, 2026, as the new effective date to Post-Effective Amendment No. 129. Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 151 to the Registration Statement, relating only to the Fund, was filed on May 18, 2026 (Accession # 0001655589-26-000759) for the sole purpose of designating June 18, 2026, as the new effective date to Post-Effective Amendment No. 129. Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 154 to the Registration Statement, relating only to the Fund, was filed on June 16, 2026 (Accession # 0001655589-26-000856) for the sole purpose of designating July 18, 2026, as the new effective date to Post-Effective Amendment No. 129. Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 156 to the Registration Statement, relating only to the Fund, was filed on July 15, 2026 (Accession # 0001655589-26-000962) for the sole purpose of designating August 14, 2026, as the new effective date to Post-Effective Amendment No. 129. Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 158 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating September 11, 2026 as the new date upon which PEA 129 shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 129, are incorporated herein by reference in their entirety into this filing.

FRANKLIN TEMPLETON ETF TRUST

FILE NOS. 333-208873 & 811-23124

PART C

Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)	Certificate of Trust dated October 9, 2015 Filing: Initial Filing on Form N-1A File No. 333-208873 Filing Date: January 5, 2016

(ii)

Amended and Restated Agreement and Declaration of Trust dated October 19, 2018

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 14, 2019

(b)	By-Laws

(i)	Amended and Restated By-Laws effective as of October 19, 2018 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: June 14, 2019

(c)	Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust

(a) Article III, Shares

(b) Article V, Shareholders’ Voting Powers and Meetings

(c) Article VI, Net Asset Value; Distributions; Redemptions; Transfers

(d) Article VIII, Certain Transactions: Section 4

(e) Article X, Miscellaneous: Section 4

(ii)	By-Laws
(a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports: Section 1, 2 and 3 (c) Article VII, General Matters: Section 3, 4, 6 and 7 (d) Article VIII, Amendments: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Core Dividend Tilt Index ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(ii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(iii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Dividend Tilt Index ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(iv)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Equity Index ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(v)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Income Equity Focus ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(vi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Investment Grade Corporate ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(vii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Large Cap Multifactor Index ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(viii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Mid Cap Multifactor Index ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(ix)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Small Cap Multifactor Index ETF and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(x)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Dynamic Municipal Bond ETF and Franklin Advisers, Inc. dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(xi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Municipal Green Bond ETF and Franklin Advisers, Inc. dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(xii)

Sub-Advisory Agreement on behalf of Franklin Investment Grade Corporate ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated April 18, 2016

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2016

(xiii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Asia ex Japan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Australia ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Russia ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xvi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Taiwan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xvii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Brazil ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xviii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE China ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xix)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE India ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xx)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Mexico ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE South Korea ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxiii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Switzerland ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE United Kingdom ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Canada ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxvi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxvii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Germany ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxviii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Eurozone ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxix)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxx)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin High Yield Corporate ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Aggregate Bond ETF and Franklin Templeton Investment Management Limited dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Senior Loan ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxiii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Saudi Arabia ETF and Franklin Advisers, Inc. dated September 25, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(xxxiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Latin America ETF and Franklin Advisers, Inc. dated September 25, 2018

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(xxxv)

Sub-Advisory Agreement on behalf of Franklin International Aggregate Bond ETF between Franklin Templeton Investment Management Limited and Franklin Advisers, Inc. dated March 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(xxxvi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Bond ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxvii)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(xxxviii)

Amendment dated August 1, 2019 to Amended and Restated Investment Management Agreement dated December 1, 2017 between Registrant, on behalf of Franklin U.S. Large Cap Multifactor Index ETF and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 9, 2019

(xxxix)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Genomic Advancements ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xl)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Intelligent Machines ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xli)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Disruptive Commerce ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xlii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Ultra Short Bond ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xliii)

Sub-Advisory Agreement on behalf of Franklin U.S. Treasury Bond ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, dated June 9, 2020

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xliv)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Treasury Bond ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xlv)

Assignment and Assumption Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xlvi)

Assignment and Assumption Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xlvii)

Assignment and Assumption Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xlviii)

Assignment and Assumption Agreement on to the Franklin International Core Dividend Tilt Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xlix)

Assignment and Assumption Agreement on to the Franklin U.S. Equity Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(l)

Assignment and Assumption Agreement on to the Franklin U.S. Core Dividend Tilt Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(li)

Assignment and Assumption Agreement on to the Franklin Emerging Market Core Dividend Tilt Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lii)

Assignment and Assumption Agreement on to the Franklin FTSE United Kingdom ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(liii)

Assignment and Assumption Agreement on to the Franklin FTSE Taiwan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(liv)

Assignment and Assumption Agreement on to the Franklin FTSE Switzerland ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lv)

Assignment and Assumption Agreement on to the Franklin FTSE South Korea ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lvi)

Assignment and Assumption Agreement on to the Franklin FTSE Saudi Arabia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lvii)

Assignment and Assumption Agreement on to the Franklin FTSE Russia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lviii)

Assignment and Assumption Agreement on to the Franklin FTSE Mexico ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lix)

Assignment and Assumption Agreement on to the Franklin FTSE Latin America ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lx)

Assignment and Assumption Agreement on to the Franklin FTSE Japan Hedged ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxi)

Assignment and Assumption Agreement on to the Franklin FTSE Japan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxii)

Assignment and Assumption Agreement on to the Franklin FTSE India ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxiii)

Assignment and Assumption Agreement on to the Franklin FTSE Germany ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxiv)

Assignment and Assumption Agreement on to the Franklin FTSE Eurozone ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxv)

Assignment and Assumption Agreement on to the Franklin FTSE Europe ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxvi)

Assignment and Assumption Agreement on to the Franklin FTSE China ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxvii)

Assignment and Assumption Agreement on to the Franklin FTSE Canada ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxviii)

Assignment and Assumption Agreement on to the Franklin FTSE Brazil ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxix)

Assignment and Assumption Agreement on to the Franklin FTSE Australia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxx)

Assignment and Assumption Agreement on to the Franklin FTSE Asia ex Japan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxxi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Exponential Data ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(lxxii)

Amendment to the Investment Management Agreement dated May 14, 2020, on behalf of each Franklin Templeton ETF Trust funds listed in Schedule A

Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(lxxiii)

Amendment to Sub-advisory Agreement dated May 14, 2020, on behalf of each Franklin Templeton ETF Trust funds listed in Schedule A

Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(lxxiv)

Sub-Advisory Agreement on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxv)

Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Franklin Advisers, Inc. dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxvi)

Sub-Advisory Agreement on behalf of Franklin Sustainable International Equity ETF (formerly, Martin Currie Sustainable International Equity ETF) between Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited dated June 12, 2025

Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 28, 2025

(lxxvii)

Investment Management Agreement between Registrant, on behalf of Franklin Sustainable International Equity ETF (formerly, Martin Currie Sustainable International Equity ETF) and Franklin Advisers, Inc. dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxviii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Systematic Style Premia ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(lxxix)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Core Dividend Tilt Index ETF and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(lxxx)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Dividend Tilt Index ETF and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(lxxxi)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Equity Index ETF and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(lxxxii)

Commodity Trading Adviser Exemption agreement on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC dated September 9, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxxiii)

Investment Management Agreement between Registrant, on behalf of Clearbridge Sustainable Infrastructure ETF and Franklin Advisers, Inc. dated December 5, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(lxxxiv)

Sub-Advisory Agreement on behalf of Clearbridge Sustainable Infrastructure ETF between Franklin Advisers, Inc., and Clearbridge Investments (North America) PTY Limited dated December 5, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(lxxxv)

Investment Management Agreement between Registrant, on behalf of Franklin Focused Growth ETF and Franklin Advisers, Inc. dated November 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(lxxxvi)

Amendment to Sub-Advisory Agreement on behalf of Franklin Investment Grade Corporate ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated December 9, 2024

Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 28, 2025

(lxxxvii)

Investment Management Agreement between Registrant, on behalf of Franklin Income Focus ETF and Franklin Advisers, Inc. dated June 1, 2023

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2023

(lxxxviii)

Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL-U.S. Fixed Income ETF and Franklin Advisers, Inc. dated July 1, 2023

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 21, 2023

(lxxxix)

Sub-Advisory Agreement on behalf of BrandywineGLOBAL-U.S. Fixed Income ETF between Franklin Advisers, Inc., and BrandywineGlobal Investment Management, LLC, dated July 1, 2023

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 21, 2023

(xc)

Amendment to Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Franklin Advisers, Inc. dated February 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(xci)

Amendment to Investment Management Agreement between Registrant, on behalf of Franklin Sustainable International Equity ETF (formerly, Martin Currie Sustainable International Equity ETF) and Franklin Advisers, Inc. dated February 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(xcii)

Sub-Advisory Agreement on behalf of Franklin U.S. Core Bond ETF between Franklin Advisers, Inc., and Franklin Templeton Institutional, LLC, dated March 31, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(xciii)

Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Franklin Advisers, Inc. and Western Asset Management Company, LLC dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xciv)

Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company, LTD, dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcv)

Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company PTE. LTD, dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcvi)

Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company Limited, dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcvii)

Investment Management Agreement between Registrant, on behalf of Western Asset Bond ETF and Franklin Advisers, Inc. dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcviii)

Sub-Advisory Agreement on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcix)

Sub-Advisory Agreement on behalf of Franklin FTSE Asia ex Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(c)

Sub-Advisory Agreement on behalf of Franklin FTSE Australia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(ci)

Sub-Advisory Agreement on behalf of Franklin FTSE Brazil ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cii)

Sub-Advisory Agreement on behalf of Franklin FTSE Canada ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(ciii)

Sub-Advisory Agreement on behalf of Franklin FTSE China ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(civ)

Sub-Advisory Agreement on behalf of Franklin FTSE Europe ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cv)

Sub-Advisory Agreement on behalf of Franklin FTSE Eurozone ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cvi)

Sub-Advisory Agreement on behalf of Franklin FTSE Germany ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cvii)

Sub-Advisory Agreement on behalf of Franklin FTSE India ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cviii)

Sub-Advisory Agreement on behalf of Franklin FTSE Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cix)

Sub-Advisory Agreement on behalf of Franklin FTSE Japan Hedged ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cx)

Sub-Advisory Agreement on behalf of Franklin FTSE Latin America ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxi)

Sub-Advisory Agreement on behalf of Franklin FTSE Mexico ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxii)

Sub-Advisory Agreement on behalf of Franklin FTSE Russia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxiii)

Sub-Advisory Agreement on behalf of Franklin FTSE Saudi Arabia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxiv)

Sub-Advisory Agreement on behalf of Franklin FTSE South Korea ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxv)

Sub-Advisory Agreement on behalf of Franklin FTSE Switzerland ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxvi)

Sub-Advisory Agreement on behalf of Franklin FTSE Taiwan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxvii)

Sub-Advisory Agreement on behalf of Franklin FTSE United Kingdom ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxviii)

Sub-Advisory Agreement on behalf of Franklin International Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxix)

Sub-Advisory Agreement on behalf of Franklin U.S. Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxx)

Sub-Advisory Agreement on behalf of Franklin U.S. Equity Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxi)

Sub-Advisory Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxii)

Sub-Advisory Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxiii)

Sub-Advisory Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxiv)

Amendment to Sub-Advisory Agreement on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxv)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Asia Ex Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxvi)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Australia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxvii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Brazil ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxviii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Canada ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxix)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE China ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxx)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Europe ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxi)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Eurozone ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Germany ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxiii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE India ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxiv)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxv)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Japan Hedged ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxvi)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Latin America ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxvii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Mexico ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxviii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Russia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxix)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Saudi Arabia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxl)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE South Korea ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxli)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Switzerland ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Taiwan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxliii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE United Kingdom ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxliv)

Amendment to Sub-Advisory Agreement on behalf of Franklin International Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlv)

Sub-Advisory Agreement on behalf of Franklin Systematic Style Premia ETF between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C., dated June 3, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlvi)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlvii)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Equity Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlviii)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlix)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cl)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cli)

Investment Management Agreement between Registrant, on behalf of Franklin International Dividend Multiplier Index ETF and Franklin Advisory Services, LLC dated November 1, 2024

Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 17, 2025

(clii)

Investment Management Agreement between Registrant, on behalf of Franklin U.S. Dividend Multiplier Index ETF and Franklin Advisory Services, LLC dated November 1, 2024

Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 17, 2025

(cliii)

Sub-Advisory Agreement on behalf of Franklin International Dividend Multiplier Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated November 1, 2024

Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 17, 2025

(cliv)

Sub-Advisory Agreement on behalf of Franklin U.S. Dividend Multiplier Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated November 1, 2024

Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 17, 2025

(clv)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Core Bond ETF between Franklin Advisers, Inc., and Franklin Templeton Institutional, LLC, dated December 9, 2024

Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 28, 2025

(clvi)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Treasury Bond ETF between Franklin Advisers, Inc., and Franklin Templeton Institutional, LLC, dated December 9, 2024

Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 28, 2025

(clvii)

Investment Management Agreement between Registrant, on behalf of Franklin Multisector Income ETF and Franklin Advisers, Inc. effective August 21, 2025

Filing: Post-Effective Amendment No. 122 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 21, 2025

(clviii)

Investment Management Agreement between Registrant, on behalf of Franklin Dividend Growth ETF and Franklin Advisers, Inc. effective August 28, 2025

Filing: Post-Effective Amendment No. 123 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 25, 2025

(clix)

Investment Management Agreement between Registrant, on behalf of Putnam International Stock ETF and Putnam Investment Management, LLC. effective October 21, 2025

Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 16, 2025

(clx)

Investment Management Agreement between Registrant, on behalf of Templeton International Insights ETF and Templeton Investment Counsel, LLC. effective October 21, 2025

Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 16, 2025

(clxi)

Sub-Advisory Agreement on behalf of Putnam International Stock ETF between Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited, dated October 21, 2025

Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 16, 2025

(clxii)

Investment Management Agreement between Registrant, on behalf of Franklin Small Cap Enhanced ETF effective December 9, 2025

Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 5, 2025

(clxiii)

Sub-Advisory Agreement on behalf of Franklin Small Cap Enhanced ETF between Franklin Advisors, Inc. and Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited, effective December 9, 2025

Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 5, 2025

(clxiv)

Sub-Advisory Agreement on behalf of Franklin Small Cap Enhanced ETF between Franklin Advisors, Inc. and Clearbridge Investments, LLC and Franklin Templeton Investment Management Limited, effective December 9, 2025

Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 5, 2025

(clxv)

Sub-Advisory Agreement on behalf of Franklin Small Cap Enhanced ETF between Franklin Advisors, Inc. and Royce & Investments, LP and Franklin Templeton Investment Management Limited, effective December 9, 2025

Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 5, 2025

(clxvi)

Amendment to Sub-Advisory Agreement dated October 21, 2025 on behalf of Putnam International Stock ETF effective December 4, 2025

Filing: Post-Effective Amendment No. 134 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 16, 2026

(clxvii)

Amendment to Sub-Advisory Agreement dated April 18, 2016 on behalf of Franklin Investment Grade Corporate ETF effective December 4, 2025

Filing: Post-Effective Amendment No. 134 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 16, 2026

(clxviii)

Investment Management Agreement between Registrant, on behalf of Templeton Emerging Markets Debt ETF and Franklin Advisers, Inc. effective January 8, 2026

Filing: Post-Effective Amendment No. 134 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 16, 2026

(clxix)

The Sub-Advisory Agreement, effective as of January 8, 2026, on behalf of Templeton Emerging Markets Debt ETF, between Franklin Advisers, Inc., and Templeton Asset Management Ltd.

Filing: Post-Effective Amendment No. 134 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 24, 2026

(clxx)

Investment Management Agreement between Registrant, on behalf of Franklin BSP CLO ETF and Franklin Advisers, Inc. effective January 8, 2026

Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 22, 2026

(clxxi)

The Sub-Advisory Agreement, effective as of January 24, 2026, on behalf of Franklin BSP CLO ETF, between Franklin Advisers, Inc., and Benefit Street Partners Ltd.

Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 22, 2026

(clxxii)

The Sub-Advisory Agreement, effective as of January 24, 2026, on behalf of Franklin BSP CLO ETF, between Franklin Advisers, Inc., and BSP NY, LLC

Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 22, 2026

(clxxiii)

Amendment to Sub-Advisory Agreement dated March 1, 2019 on behalf of Franklin International Aggregate Bond ETF effective as of February 28, 2026, between Franklin Templeton Investment Management Limited and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 22, 2026

(clxxv)

Amendment to Investment Management Agreement on behalf of Franklin Focused Dynamic Growth ETF (formerly, Franklin Focused Growth ETF) effective June 30, 2026, to the Investment Management Agreement dated November 1, 2023.

Filing: Post-Effective Amendment No. 157 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2026

(e)	Underwriting Contracts

(i)

Distribution Agreement, between the Registrant and Franklin Distributors, LLC dated April 18, 2016, as amended and restated July 7, 2021 with Exhibit A amended and restated as of June 5, 2026

Filing: Post-Effective Amendment No. 157 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2026

(ii)	Form of Franklin Templeton ETF Trust Authorized Participant Agreement Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: July 28, 2025

(iii)	Form of Authorized Participant Agreement Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: July 28, 2025

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 17, 2016

(ii)

Amended and Restated Appendix A dated December 1, 2022 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(iii)

Amendment to State Street Fund Connect Agreement dated April 16, 2016, as amended September 13, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(iv)

Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2019 with Appendix A

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(v)

Joinder and Amendment to the State Street Fund Connect Agreement dated September 20, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(vi)

Amended and Restated Appendix A dated October 31, 2023 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(vii)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated June 6, 2025

Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 28, 2025

(viii)

Amendment Appendix I dated November 18, 2025, to the Master Custodian Agreement between Registrant on behalf of each series and The Bank of New York Mellon dated June 6, 2025

Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 5, 2025

(h) Other Material Contracts

(i)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated February 1, 2019 with an Exhibit A dated May 2020

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(ii)

Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 with Schedule A dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(iii)

Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(iv)

Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017 with an updated Annex 1 dated December 15, 2020

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(v)

Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016 with Schedule A dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(vi)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated April 18, 2016

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(vii)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated February 16, 2017

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(viii)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated August 29, 2017 with revised Exhibit A as of September 1, 2018

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(ix)

Sub-Contract for Fund Administrative Services between Franklin Templeton Investment Management Limited and Franklin Templeton Services, LLC dated February 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(x)

Sub-Contract for Fund Administrative Services between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC dated February 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(xi)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin Liberty Core U.S. Bond ETF

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 10, 2020

(xii)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated December 18, 2019 on behalf of Franklin Systematic Style Premia ETF

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xiii)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin U.S. Core Bond ETF

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xiv)	Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020 Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: July 29, 2021

(xv)	Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 3, 2022

(xvi)

Fee waiver of Acquired Fund Fees and Expenses for Funds with a Unitary Fee Arrangement dated July 30, 2021

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(xvii)

Amended and Restated Schedule A in the Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated October 31, 2023

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(xviii)

Amended and Restated Schedule A in the Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company dated October 31, 2023

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(xix)

Amendment to Co-Transfer Agency and Registrar Service Agreement on behalf of series identified on Schedule 1 between the Registrant and Equiniti Trust Company, LLC dated November 6, 2023

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(xx)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC with Exhibit A dated September 9, 2024

Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 17, 2025

(xxi)

Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon dated July 16, 2025

Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 28, 2025

(xxii)

Form of Sub-Administration and Accounting Agreement between Franklin Templeton Services, LLC and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 28, 2025

(xxiii)

Amendment to Exhibit A Sub-Administration and Accounting Agreement between Franklin Templeton Services LLC and The Bank of New York Mellon revised November 18, 2025

Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 5, 2025

(xxiv)

Global Custody Agreement Hong Kong – China – Stock Connect Service dated July 22, 2025

Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 16, 2025

(xxv)

Amendment dated October 21, 2025 to Appendix A Supplement to the Global Custody Agreement Hong Kong – China – Stock Connect Service dated July 22, 2025

Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 16, 2025

(xxvi)

Amendment To Transfer Agency and Service Agreement dated July 16, 2025, on behalf of each series in Appendix A revised November 18, 2025

Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 5, 2025

(i) Legal Opinion

(i)

Opinion and Consent of Counsel dated May 13, 2016 with respect to Franklin International Core Dividend Tilt Index ETF, Franklin Emerging Market Core Dividend Tilt Index ETF, Franklin U.S. Core Dividend Tilt Index ETF and Franklin U.S. Equity Index ETF

Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 17, 2016

(ii)

Opinion and Consent of Counsel dated September 14, 2016 with respect to Franklin Income Equity Focus ETF and Franklin Investment Grade Corporate ETF

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2016

(iii)

Opinion and Consent of Counsel dated April 21, 2017 with respect to Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF and Franklin U.S. Small Cap Multifactor Index ETF

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 21, 2017

(iv)

Opinion and Consent of Counsel dated August 30, 2017 with respect to Franklin Dynamic Municipal Bond ETF and Franklin Municipal Green Bond ETF

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 30, 2017

(v)

Opinion and Consent of Counsel dated October 30, 2017 with respect to FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Germany ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF and Franklin FTSE Japan Hedged ETF

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(vi)

Opinion and Consent of Counsel dated May 23, 2018 with respect to Franklin High Yield Corporate ETF, Franklin International Aggregate Bond ETF and Franklin Senior Loan ETF

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 23, 2018

(vii)

Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE Saudi Arabia ETF

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(viii)

Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE Latin America ETF

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(ix)

Opinion and Consent of Counsel dated September 9, 2019 with respect to Franklin U.S. Core Bond ETF

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 6, 2019

(x)

Opinion and Consent of Counsel dated December 6, 2019 with respect to Franklin Systematic Style Premia ETF

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 6, 2019

(xi)

Opinion and Consent of Counsel dated January 24, 2020 with respect to Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF

Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 24, 2020

(xii)

Opinion and Consent of Counsel dated March 10, 2020 with respect to Franklin Ultra Short Bond ETF

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: March 10, 2020

(xiii)

Opinion and Consent of Counsel dated June 1, 2020 with respect to Franklin U.S. Treasury Bond ETF

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xiv)

Opinion and Consent of Counsel dated January 11, 2021 with respect to Franklin Exponential Data ETF

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xv)

Opinion and Consent of Counsel dated April 6, 2022 with respect to BrandywineGLOBAL – Dynamic US Large Cap Value ETF

Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(xvi)

Opinion and Consent of Counsel dated April 6, 2022 with respect to Franklin Sustainable International Equity ETF (formerly, Martin Currie Sustainable International Equity ETF)

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(xvii)

Opinion and Consent of Counsel dated April 7, 2023 with respect to Franklin Focused Growth ETF

Filing: Post-Effective Amendment No. 94 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2023

(xviii)

Opinion and Consent of Counsel dated December 12, 2023 with respect to ClearBridge Sustainable Infrastructure ETF

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 14, 2023

(xix)

Opinion and Consent of Counsel dated June 1, 2023 with respect to Franklin Income Focus ETF

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2023

(xx)

Opinion and Consent of Counsel dated July 21, 2023 with respect to BrandywineGLOBAL – U.S. Fixed Income ETF

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 21, 2023

(xxi)

Opinion and Consent of Counsel dated September 15, 2023 with respect to Western Asset Bond ETF

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xxii)

Opinion and Consent of Counsel dated January 15, 2025, with respect to Franklin International Dividend Multiplier Index ETF and Franklin U.S. Dividend Multiplier Index ETF

Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 17, 2025

(xxiii)

Opinion and Consent of Counsel dated August 21, 2025, with respect to Franklin Multisector Income ETF

Filing: Post-Effective Amendment No. 122 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 21, 2025

(xxiv)

Opinion and Consent of Counsel dated August 25, 2025, with respect to Franklin Dividend Growth ETF

Filing: Post-Effective Amendment No. 123 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 25, 2025

(xxv)

Opinion and Consent of Counsel dated October 16, 2025, with respect to Templeton International Insights ETF and Putnam International Stock ETF

Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 16, 2025

(xxvi)

Opinion and Consent of Counsel dated December 5, 2025, with respect to Franklin Small Cap Enhanced ETF

Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 5, 2025

(xxvii)

Opinion and Consent of Counsel dated January 16, 2026, with respect to Templeton Emerging Markets Debt ETF

Filing: Post-Effective Amendment No. 134 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 16, 2026

(xxviii)

Opinion and Consent of Counsel dated May 22, 2026, with respect to Franklin BSP CLO ETF

Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 22, 2026

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

Not Applicable

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Distribution Plan pursuant to Rule 12b-1 dated April 18, 2016, as amended and restated July 7, 2021 with revised Exhibit A, as of June 5, 2026

Filing: Post-Effective Amendment No. 157 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2026

(n)	Rule 18f-3 Plan

Not Applicable

(p)	Code of Ethics

(i)	Code of Ethics dated November 17, 2025 Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 22, 2026

(q)	Power of Attorney

(i)	Power of Attorney dated January 5, 2026 Filing: Post-Effective Amendment No. 151 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 18, 2026
(ii)	Power of Attorney on behalf of Jeffrey W. White dated May 1, 2026 Filing: Post-Effective Amendment No. 151 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 18, 2026

Item 29. Persons Controlled by or Under Common Control with the Registrant

None

Item 30. Indemnification

The Amended and Restated and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(a)  Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers, Registrant’s investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly owned subsidiary of Resources. FT Institutional serves as a sub-adviser. The officers of FT Institutional also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which set forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c) Franklin Templeton Investment Management Limited (FTIML)

FTIML is an indirect, wholly owned subsidiary of Resources. The officers of FTIML also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTIML (SEC File 801-55170), incorporated herein by reference, which set forth the officers of FTIML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(d) Franklin Advisory Services, LLC (Advisory Services)

Advisory Services is an indirect wholly owned subsidiary of Resources. Advisory Services serves as adviser Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF, Franklin FTSE Germany ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin Emerging Market Core Dividend Tilt Index ETF, Franklin U.S. Core Dividend Tilt Index ETF, Franklin U.S. Equity Index ETF, Franklin International Core Dividend Tilt Index ETF, Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF, Franklin U.S. Small Cap Multifactor Index ETF, Franklin International Dividend Multifactor Index ETF and Franklin U. S. Dividend Multiplier index ETF. The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(e) BrandywineGlobal Investment Management, LLC (Brandywine Global)

Brandywine Global is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Brandywine Global have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of Brandywine Global are listed in Schedules A and D of Form ADV filed by Brandywine Global pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-27797). Brandywine Global is located at 1735 Market Street, Suite 1800, Philadelphia, PA 19103.

(f) ClearBridge Investments, LLC (ClearBridge)

ClearBridge is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. The directors and officers of ClearBridge have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of ClearBridge are listed in Schedules A and D of Form ADV filed by ClearBridge pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-64710). ClearBridge is located at 620 Eighth Avenue, New York, New York 10018.

(g) Western Asset Management Company, LLC (Western Asset)

Western Asset is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. The directors and officers of Western Asset have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of Western Asset are listed in Schedules A and D of Form ADV filed by Western Asset pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-8162). Western Asset is located at 385 E. Colorado Blvd, Pasadena, CA 91101.

(h) Western Asset Management Company Limited (WAMCL)

WAMCL is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of WAMCL have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of WAMCL are listed in Schedules A and D of Form ADV filed by WAMCL pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-21068). WAMCL is located at 10 Exchange Square, Primrose Street, London, EC2A 2EN United Kingdom.

(i) Western Asset Management Company Pte. Ltd. (Western Singapore)

Western Singapore is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Western Singapore have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of Western Singapore are listed in Schedules A and D of Form ADV filed by Western Singapore pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-67298). Western Singapore is located at 1 George Street #23-01, Singapore, 049145.

(j) Putnam Investment Management, LLC

Putnam Investment Management, LLC serves as a investment manager to Putnam International Stock ETF. Information as to the business, profession, vocation or employment of a substantial nature of Putnam Management and the directors and officers of Putnam Management within the past two fiscal years is included in the Form ADV filed by Putnam Management (File No. 801-7974), which is incorporated herein by reference. Information as to the business, profession, vocation or employment of a substantial nature of FTIML and the directors and officers of FTIML within the past two fiscal years is included in the Form ADV filed by FTIML (File No. 801-55170), which is incorporated herein by reference.

(k) Royce & Associates, LP (“Royce”)

Royce is an indirect majority-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. The names and titles of the officers and directors of Royce are listed in Schedules A and D of Form ADV filed by Royce pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-8268). Royce is located at One Madison Avenue, New York, New York 10010.

(l) Templeton Asset Management Ltd. (TAML)

The officers and directors of TAML also serve as officers and/or directors for (1) TAML’s corporate parent, Resources, and/or (2) other investment companies in Franklin Templeton.

For additional information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which sets forth the officers and directors of TAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(m) BENEFIT STREET PARTNERS L.L.C.

Benefit Street Partners LLC (BSP) is an indirect majority-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. The names and titles of the officers and directors of BSP are listed in Schedules A and D of Form ADV filed by Royce pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-72843). BSP is located at One Madison Avenue, Suite 1600 New York, New York 10010.

Item 32. Principal Underwriters

(a) Franklin Distributors, LLC (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton Trust

Franklin U.S. Government Money Fund

Franklin Templeton Variable Insurance Products Trust

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

Legg Mason ETF Investment Trust

Legg Mason Global Asset Management Trust

Legg Mason Partners Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Investment Trust

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Money Market Trust

Western Asset Funds, Inc.

George Putnam Balanced Fund

Putnam Asset Allocation Funds

Putnam Convertible Securities Fund

Putnam Diversified Income Trust

Putnam ETF Trust

Putnam Focused International Equity Fund

Putnam Funds Trust

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam High Yield Fund

Putnam Income Fund

Putnam International Equity Fund

Putnam Investment Funds

Putnam Large Cap Value Fund

Putnam Money Market Fund

Putnam Mortgage Securities Fund

Putnam Sustainable Leaders Fund

Putnam Target Date Funds

Putnam Tax-Free Income Trust

Putnam Variable Trust

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906.

BrandywineGlobal Investment Management, LLC 1735 Market Street, Philadelphia, PA 19103

Clearbridge Investments 620 Eighth Avenue, New York, New York 10018.

Western Asset Management Company, LLC 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset Management Company Limited 10 Exchange Square, Primrose Street London EC2A2EN, United Kingdom.

Western Asset Management Company Pte. Ltd. 1 George Street, #23-01, Singapore 049145.

Putnam Management and Putnam Investor Services, Inc. is 100 Federal Street, Boston, Massachusetts 02110.

Royce Investment Partners One Madison Avenue New York, NY 10010

Templeton Asset Management Ltd. (TAML) The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923. Other records are maintained at the offices of Franklin Templeton Investors Services, LLC, 100 Fountain Parkway, St. Petersburg, FL 33716.

Benefit Street Partners, LLC One Madison Avenue New York, NY 10010

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Stamford and the State of Connecticut, on the 11th day of August, 2026.

FRANKLIN TEMPLETON ETF TRUST

(Registrant)

By:	/s/ Harris Goldblat
Harris Goldblat
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Patrick O’Connor*
Patrick O’Connor	Trustee, President and Chief Executive Officer – Investment Management	August 11, 2026

Christopher Kings*
Christopher Kings	Chief Executive Officer – Finance and Administration	August 11, 2026

Jeffrey W. White*
Jeffrey W. White	Chief Financial Officer, Chief Accounting Officer and Treasurer	August 11, 2026

Alison Baumann*
Alison Baumann	Trustee	August 11, 2026

Rohit Bhagat*
Rohit Bhagat	Trustee	August 11, 2026

Deborah D. McWhinney*
Deborah D. McWhinney	Trustee	August 11, 2026

Anantha K. Pradeep*
Anantha K. Pradeep	Trustee	August 11, 2026

* By: /s/ Harris Goldblat

Harris Goldblat

Attorney-in-Fact

(Pursuant to Powers of Attorney filed previously)

FRANKLIN TEMPLETON ETF TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

None